Other Long-Term Financial Liabilities	12 Months Ended
Dec. 31, 2023
Other Long-Term Financial Liabilities [Abstract]
OTHER LONG-TERM FINANCIAL LIABILITIES

22. OTHER LONG-TERM FINANCIAL LIABILITIES

As at December 31,	2023	2022
Security deposits	$1,189	$1,106
Satellite performance incentive payments	13,749	18,557
Other long-term financial liabilities	$14,938	$19,663